Financial investments	3 Months Ended
Mar. 31, 2018
Financial investments [Abstract]
Financial investments
Note 8. - Financial investments

The detail of Non-current and Current financial investment as of March 31, 2018 and December 31, 2017 are as follows:

	Balance as of March 31,	Balance as of December 31,
	2018	2017
	($ in thousands)
Fair Value through OCI (Investment in Ten West link)	2,494	2,088
Derivative assets	10,983	8,230
Other receivable accounts at amortized cost	33,721	34,924
Total non-current financial investments	47,198	45,242

Fair value through profit or loss	1,119	1,715
Contracted concessional financial assets	125,191	131,066
Other receivable accounts at amortized cost	82,899	77,357
Total current financial investments	209,209	210,138

Investment in Ten West Link as of March 31, 2018 is a $2.5 million investment, which was made by the Company for a 12.5% interest in a 114-mile transmission line in the US.

Financial assets at fair value through profit or loss of $1.1 million as of March 31, 2018, fully relate to the residual part of the Abengoa debt and equity instruments received in exchange of the guarantee previously provided by Abengoa regarding the preferred equity investment in ACBH. Most of these instruments were sold during the year 2017.